Business	12 Months Ended
Jun. 30, 2015
Business
Business

NOTE 1 Business

Rocky Mountain High Brands, Inc. (“RMHB” or the “Company”) was incorporated under the laws of the State of Nevada. On July 17, 2014, the Company changed its name from Republic of Texas Brands Incorporated to Totally Hemp Crazy, Inc and on October 23, 2015, the Company changed its name to Rocky Mountain High Brands, Inc.

RMHB has developed and is currently selling in the marketplace a lineup of five hemp-infused beverages, hemp-infused 2oz. energy shots, and hemp-infused relaxation brownies through its nationwide distributor network and online.  Effective June 30, 2016, the Company entered into a business alliance with Poafbybitty Family, LLC to launch Eagle Spirit Spring Water, a line of purified, high-alkaline spring water sourced from Native American tribal land in Oklahoma. The Company also plans to launch a hemp-infused Energy Bar, Protein Bar and Chia Crisp Bar.

On December 16, 2013 the Company filed a Chapter 11 bankruptcy petition in the United States Bankruptcy Court for the Northern District of Texas, Dallas Division, Case Number 13-36434-bjh-11. In early 2013, the Company sought to acquire a barbeque company and sought to raise capital and entered into an agreement with Empire Capital LLC (“Empire”) to assist in the raising of capital for the acquisition. By late 2013, the acquisition had fallen through due to the inability to obtain the needed financing. Empire then sued the Company claiming it was owed approximately $200,000 for its services on behalf of the Company along with additional damages. The Company disputed the claims, and filed the Chapter 11 bankruptcy to restructure its current indebtedness and to provide a framework for moving forward. On May 22, 2014 the Company filed its Disclosure Statement and Plan of Reorganization, and on July 2, 2014 a hearing was held and the Plan of Reorganization was confirmed by written order of the Bankruptcy Court dated July 11, 2014.

In the Plan of Reorganization, the Company’s shareholders and controlling shareholder through the Series A Preferred Shares were not diluted, thus control of the Company remained the same as before, during and after the confirmed Plan of Reorganization. Therefore, “Fresh Start” Accounting described in ACS 852-10-45-19 did not apply to the Company.

As a result of the Confirmed Plan of Reorganization dated July 11, 2014, the following Reorganization Items were reported on the Statements of Operations for the year ended June 30, 2015:

Reorganization Items – Income (Expense):

Settlement of Disputed Claims:

Empire Capital Fees Resolved	$200,000
Cash Settlement with Empire Capital	($50,000)
Stock Settlement with Empire Capital	($22,800)
Net Settlement of Disputed Empire Capital Claims	$127,200

Settlement of Officers and Directors Claims:

Deferred Officer Compensation at June 30, 2014	$178,164
Stock Issued to Officers and Directors as Settlement	($156,502)
Net Settlement of Officer and Directors Claims